Intangible assets and property, plant and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Intangible assets
Beginning balance	$ 1,662
Additions	3
Acquisition	1
Charge for the period	(71)
Foreign exchange	(82)
Ending balance	1,513
Property, plant and equipment
Beginning balance	1,842
Additions	378
Disposals	(1)
Charge for the period	(104)	$ (92)
Foreign exchange	(68)
Ending balance	$ 2,047